Warrants (Details) - USD ($)								1 Months Ended	3 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2026	Dec. 08, 2025	Oct. 24, 2025	Oct. 08, 2025	Oct. 31, 2024	Sep. 30, 2024	Mar. 13, 2024	Dec. 31, 2022	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	May 14, 2025	Aug. 29, 2024
Warrants [Line Items]
Warrants outstanding									12,000										2,461,538
Sale of stock price per share (in Dollars per share)																				$ 100
Fair value of warrants (in Dollars)									$ (561,350)	$ (12,417,450)	$ (4,903,765)	$ (24,862,710)	$ 8,182,500	$ (16,680,210)	$ (21,583,975)	$ 28,250,727	$ (12,275,217)
Gross proceeds (in Dollars)																	(419,499)
Fair value of gain (loss) (in Dollars)									$ 386,750	$ 5,269,700						$ 5,015,400	$ 14,485,850
Warrants shares exercised										114,992						3,447,957
Exercise price (in Dollars per share)																			$ 3.25
Issuance of common shares																4,000
Number of warrants				1
New holders received shares					2,707	2,707
Shares issued to consultants (in Dollars)																$ 1,915,988
IPO Warrants [Member]
Warrants [Line Items]
Warrants outstanding								123,500										123,500
Share of common stock								1
Sale of stock price per share (in Dollars per share)								$ 575										$ 575
Public warrants expire term								5 years										5 years
Redemption price per warrant (in Dollars per share)									$ 0.5							$ 0.5
Prior notice periods									30 days							30 days
Stock price trigger for redemption of warrants (in Dollars per share)									$ 900							$ 900
Private Warrants [Member]
Warrants [Line Items]
Private warrants were issued																		108,100
Number of trading days									10 days							10 days
Series A Warrants [Member]
Warrants [Line Items]
Warrants outstanding									508,857	153,221						508,857	167,976
Fair value of warrants (in Dollars)									$ 2,997,150								$ 4,955,300
Fair value of gain (loss) (in Dollars)																$ 2,232,886
Warrants shares exercised										289,613						3,688,357	274,858
Fair value warrants (in Dollars)																$ 3,383,900
Fair value of derivative liabilities warrants shares																2,232,886
Warrants shares exercised																591,145
Warrants remained outstanding									508,857							508,857	167,976
Warrants exercised									289,613
Series B Warrants [Member]
Warrants [Line Items]
Warrants outstanding
Fair value of warrants (in Dollars)									$ 0							$ 0	$ 0
Fair value of gain (loss) (in Dollars)																$ 0
Warrants shares exercised																3,688,357	114,992
Fair value warrants (in Dollars)																$ 0
Fair value of derivative liabilities warrants shares																232,886
Warrants shares exercised																114,992
Warrants remained outstanding
Warrants exercised									114,992
Series A and B Warrants [Member]
Warrants [Line Items]
Warrants outstanding									670,137							670,137
Gross proceeds (in Dollars)																$ 3,850,000
Loss from issuance of stock and warrants (in Dollars)							$ 260,803									$ 17,820,998
Exercise price (in Dollars per share)																			$ 3.0951
Warrants [Member]
Warrants [Line Items]
Warrants outstanding																			810,389
Fair value of warrants (in Dollars)																	$ 17,820,998
Fair value of gain (loss) (in Dollars)																	17,820,998
Issuance of common shares																670,137
Shares issued to consultants (in Dollars)			$ 0
Series C Warrants [Member]
Warrants [Line Items]
Warrants outstanding																			2,461,538
Fair value of warrants (in Dollars)									$ 7,862,000	$ 689,500						$ 0	$ 13,703,250
Fair value of gain (loss) (in Dollars)									31,033,241							$ 31,033,241
Warrants shares exercised																3,688,357
Warrants remained outstanding
Series D Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)									3,169,300	$ 0						$ 0	$ 210,000
Fair value of gain (loss) (in Dollars)									$ 31,033,241							$ 31,033,241
Warrants shares exercised																3,447,957	0
Warrants remained outstanding
Warrants – Series C and D [Member]
Warrants [Line Items]
Gross proceeds (in Dollars)																$ 4,000,000
Loss from issuance of stock and warrants (in Dollars)																$ 9,654,799
Exercise price (in Dollars per share)																			$ 3.25
Common Stock [Member]
Warrants [Line Items]
Private warrants were issued																190,860
Warrants shares exercised																240,400
New holders received shares			3,447,957
Issued shares										100							13,892
Shares issued to consultants (in Dollars)
Issuance of common stock									404,605	404,605
Pending issuance									240,400
Common Stock [Member] | Series D Warrants [Member]
Warrants [Line Items]
Pending issuance																240,400
Subsequent Event [Member]
Warrants [Line Items]
Issued shares	240,400
Subsequent Event [Member] | Common Stock [Member]
Warrants [Line Items]
Issued shares	240,400
Anson Investments Master Fund LP ("Anson") [Member]
Warrants [Line Items]
Issued shares		240,400
Monte Carlo [Member]
Warrants [Line Items]
Fair value of gain (loss) (in Dollars)																	$ 4,258,450
Gain on warrants (in Dollars)										$ 4,265,800
Monte Carlo [Member] | Series A Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)																$ 12,656,550	4,955,300
Monte Carlo [Member] | Series B Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)																82,450	0
Monte Carlo [Member] | Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)																	2,047,817
Monte Carlo [Member] | Series C Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)																8,114,650
Monte Carlo [Member] | Series D Warrants [Member]
Warrants [Line Items]
Fair value of warrants (in Dollars)																$ 1,540,150
Termination Agreement [Member] | Anson Investments Master Fund LP ("Anson") [Member] | Common Stock [Member]
Warrants [Line Items]
Issued shares	240,400
March Private Placement [Member]
Warrants [Line Items]
Fair value of gain (loss) (in Dollars)																	$ 2,047,817
Gain on warrants (in Dollars)										$ 2,881,950
Minimum [Member] | IPO Warrants [Member]
Warrants [Line Items]
Threshold consecutive trading days for redemption of warrants									20 days							20 days
Maximum [Member] | IPO Warrants [Member]
Warrants [Line Items]
Threshold consecutive trading days for redemption of warrants									30 days							30 days